Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about purchase price allocation of intangible assets [Table Text Block]
Consideration
Cash consideration on closing	$25,000
Issued shares (50,000 shares issued at $1.06/share)	53,000
$78,000

Purchase Price allocation
Intangible asset- MWB remote patient monitoring platform	$78,000
$78,000

Disclosure of detailed information about intangible assets [Table Text Block]
	MWB	IDSS	Total
Cost
Balance at January 31, 2020	$-	$-	$-
Acquisition	78,000	-	78,000
Additions	13,970	156,040	170,010
Balance at January 31, 2021	$91,970	$156,040	$248,010
Additions	46,591	286,778	333,369
Balance at January 31, 2022	$138,561	$442,818	$581,379
Accumulated amortization:
Balance as at January 1, 2020	$-	$-	$-
Amortization	-	-	-
Balance as at January 31, 2021	$-	$-	$-
Amortization	18,990	43,611	62,601
Balance as at January 31, 2022	$18,990	$43,611	$62,601
Net Book Value
Balance, January 31, 2021	$91,970	$156,040	$248,010
Balance, January 31, 2022	$119,571	$399,207	$518,778